SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.............................       ______


                       FEDERATED TOTAL RETURN SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective on July 24, 1998, or as soon thereafter as is practicable, pursuant to Rule 488.


Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037


                              CROSS-REFERENCE SHEET


PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Beginning of Registration
            Statement and Cover Page
            of Prospectus                 Cover Page.
Item 2.     Beginning and Outside
            Back Cover Page of
            Prospectus                    Cover Page; Table of Contents
Item 3.     Fee Table, Synopsis
            Information, and Risk
            Factors                       Summary; Investment Objective
            ..............................Policies, and Limitations; Risk Factors.
Item 4.     Information About the
            Transaction                   Information About the Reorganization
Item 5.     Information About the
            Registrant....................Information About the Portfolio and the Fund
Item 6.     Information About the
            Company Being Acquired........Information About the Portfolio and the Fund
Item 7.     Voting Information............Voting Information

Item 8.     Interest of Certain Persons
            and Experts                   Not Applicable
Item 9.     Additional Information Required
            for Reoffering by Persons
            Deemed to be Underwriters     Not Applicable


 PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................Cover Page.
Item 11.    Table of Contents.............Table of Contents.
Item 12.    Additional Information About
            the Registrant                Information Incorporated by Reference
Item 13.    Additional Information About
            the Company Being Acquired    Information Incorporated by Reference
Item 14.    Financial Statements          Information Incorporated by Reference.









                            FEDERATED BOND INDEX FUND


                                  PLEASE VOTE!


Federated Bond Index Fund will hold a special meeting of shareholders on September 21, 1998. It is important for you to vote on the issue described in this Proxy Statement. We recommend that you read the Proxy Statement in its entirety; the explanations it includes will help you decide how to vote.

                           TIME IS OF THE ESSENCE. . .
                         VOTING ONLY TAKES A FEW MINUTES
                            AND YOUR PARTICIPATION IS
                              IMPORTANT! BE SURE TO
                            COMPLETE AND RETURN YOUR
                             PROXY CARD PROMPTLY TO
                            AVOID ADDITIONAL EXPENSE
                                  TO THE FUND.

Following is an introduction to the proposal and the process.

Why am I being asked to vote?
Mutual funds are required to obtain shareholders' votes for certain types of changes, like the one included in this Proxy Statement. You have a right to vote on this change.

What is the issue I am being asked to vote on?
To approve a tax-free reorganization of Federated Bond Index Fund (the "Fund") into Federated Total Return Bond Fund (the "Portfolio").

Why is the reorganization being proposed?
1) The Fund no longer benefits from the economies of scale offered by the Fund's "Hub and Spoke"(R) structure since the only additional fund ("Spoke" fund) withdrew its assets on March 31, 1998. 2) The reorganization of the Fund into the Portfolio may provide operating efficiencies as a result of the combined size of the Portfolio and Fund. 3) Actively managed bond portfolios, like Federated Total Return Bond Fund, have had better performance (see attached comparison chart) and are more attractive than passively managed bond portfolios like Federated Bond Index Fund. Fund shareholders may benefit from the economic, financial, and market analysis offered by the Portfolio's actively managed investment strategy.

What will happen to my shares?
Holders of Institutional Shares and Institutional Services Shares in the Fund would receive Institutional Shares and Institutional Services Shares, respectively, of the Portfolio equal in value to their shares in the Fund.

Will the reorganization create tax consequences?
As discussed in the enclosed proxy statement, the proposed reorganization will be a tax-free event. If a shareholder chooses to redeem shares from Federated Bond Index Fund before the reorganization, it will be a taxable transaction.



How do the Fund and Portfolio compare?
The Fund and the Portfolio differ in the way they seek to achieve their investment strategies.

 The Fund is a passively managed "index" fund which seeks to replicate the performance of the Lehman Brothers Aggregate Bond Index (the "Index"). The Portfolio is an actively managed fund which allocates investments among various fixed income classes, using the Index as a benchmark. Unlike the Fund, the Portfolio may invest in high yield and international bonds.

The following data is as of May 31, 1998.

                   ----------------------=======================
                      Federated Bond        Federated Total
                        Index Fund          Return Bond Fund
                   ----------------------=======================
                   ==========-----------------------============
                   InstitutioInstitutionaInstitutionInstitutional
                    Shares     Service     Shares     Service
                               Shares                 Shares
===================                                 ============
                   ---------------------------------
            Assets $40.3        $25.7    $48.5         $9.8
                    million    million    million     million
                   ---------------------------------============
===================---------------------------------============
     Expense Ratio    29*       54**        35*        65**
            (b.p.)
                   ---------------------------------============
===================---------------------------------============
    Inception Date 7/11/94***7/11/94***   10/1/96     10/1/96
                   ----------
-----------------------------------------=======================
  Weighted Average
    Credit Quality          AAA                    AA
-----------------------------------------=======================
                   ----------------------=======================
  Weighted Average
          Duration       4.5 years             4.5 years
                   ----------------------=======================
===================---------------------------------============
  Fund Performance
                   ---------------------------------============
----------------------------------------------------============
  30-day SEC Yield   5.96%      5.71%      6.41%       6.10%
-----------------------------------------           ============
                   ---------------------------------============
            30-day
Distribution Yield   6.02%      5.77%      5.99%       5.69%
                   ---------------------------------============
===================----------------------           ============
     3 Month Total   1.80%      1.74%      2.08%       2.00%
            Return
                   ---------------------------------============
===================---------------------------------============
      Year-to-Date   2.98%      2.87%      3.39%       3.27%
      Total Return
                   ---------------------------------============
===================---------------------------------============
      1 year Total  10.41%     10.14%      11.57%     11.24%
            Return
                   ---------------------------------============
===================---------------------------------============
      3 year Total   7.47%      7.29%        NA         NA
            Return
                   ----------------------           ============
=============================-----------------------============
  Annualized Total
      Return Since   8.60%      8.45%      10.33%     10.03%
         Inception
=============================-----------------------============

* The total operating expenses for Federated Total Return Bond Fund are based on expenses expected during the fiscal year ending September 30, 1998 and would have been 0.94% absent the voluntary waiver of the management fee and reimbursement of certain other operating expenses. The total operating expenses for Federated Total Return Bond Fund were 0.25% for the six months ended March 31, 1998 and would have been 1.67% absent the voluntary waiver of the management fee and reimbursement of certain other expenses by the Adviser. The total operating expenses for Federated Bond Index Fund are based upon expenses incurred during the six months ended March 31, 1998 and would have been 0.93% absent the voluntary reimbursement of certain other operating expenses by the Investment Manager and Administrator.

**The total operating expenses for Federated Total Return Bond Fund are based on expenses expected during the fiscal year ending September 30, 1998 and would have been 1.44% absent the voluntary waiver of the management fee and reimbursement of certain other operating expenses. The total operating expenses for Federated Total Return Bond Fund were 0.59% for the six months ended March 31, 1998 and would have been 1.87% absent the voluntary waiver of the management fee and reimbursement of certain other expenses by the Adviser. The total operating expenses for Federated Bond Index Fund are based upon expenses incurred during the six months ended March 31, 1998 and would have been 1.15% absent the voluntary reimbursement of certain other operating expenses by the Investment Manager and Administrator.

***Performance information for periods prior to March 7, 1996 relate to the Bond
  Index Portfolio in which the Federated Bond Index Fund invests all of its assets through a two-tier Hub and Spoke(R) fund structure.

How do I vote my shares?
You may vote in person at the special meeting of shareholders or simply sign and return the enclosed Proxy Card. If we do not receive your Proxy Card, we may contact you by telephone to request that you cast your vote.

Who do I call if I have questions about the Proxy Statement?
Call your Fund Representative or a Federated Client Service Representative. Federated's toll-free number is 1-800-341-7400.

After careful consideration, the Board of Trustees has unanimously approved this proposal. The Board recommends that you read the enclosed materials carefully and vote FOR the proposal.


-----------------------
Past performance is not indicative of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost.

The 30-day SEC yield is calculated by dividing the net investment income per share for the thirty days ended on the date of the calculation by the maximum offering price per share on that date. This figure is compounded and annualized.

The 30-day distribution yield reflects actual distributions to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

In the absence of temporary expense waivers or reimbursements, the 30-day SEC yield for Federated Total Return Bond Fund would have been 5.11% (IS) and 4.80%
(ISS). Total return would also have been lower.









                           FEDERATED INVESTMENT TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

Dear Shareholder:

   The Board of Trustees and Management of Federated Investment Trust (the "Trust"), are pleased to submit for your vote a proposal to transfer all of the assets of Federated Bond Index Fund (the "Fund") to Federated Total Return Bond Fund (the "Portfolio"), a portfolio of Federated Total Return Series, Inc. The Portfolio has a similar investment objective to that of the Fund in that it seeks to provide total return by investing primarily in a diversified portfolio of investment grade debt securities.

   As part of the transaction, holders of Institutional Shares and Institutional Services Shares in the Fund would receive an equal value of Institutional Shares and Institutional Service Shares, respectively, of the Portfolio. The Fund would then be liquidated. The Board of Trustees of the Trust, as well as Federated Research Corp., the Trust's investment adviser, and Federated Securities Corp., the Fund's principal underwriter, believe the proposed agreement and plan of reorganization is in the best interests of Fund shareholders for the following reasons:

             The reorganization of the Fund into the Portfolio may provide operating efficiencies as a result of the size of the combined Portfolio and Fund which are not available to Fund shareholders due to the smaller size of the Fund and the Fund no longer benefiting from the economies of scale offered by the Fund's "Hub and Spoke"(R) structure.
             The Portfolio has an investment objective similar to that of the Fund and offers a diversified portfolio of securities which invests primarily in investment grade securities. In addition, Fund shareholders would benefit from the economic, financial, and market analysis offered by the Portfolio's actively managed investment strategy.

   We believe that the sale of the Fund's assets in this transaction will present an excellent investment opportunity for our shareholders. Your vote on the transaction is critical to its success. The sale will occur only if approved by the holders of a majority of the Fund's outstanding shares as of the record date. We hope you share our enthusiasm and will participate by casting your vote in person or by proxy if you are unable to attend the meeting. Please read the enclosed Prospectus/Proxy Statement carefully before you vote. If you have any questions, please feel free to call us at 1-(800)-341-7400.

   Thank you for your prompt attention and participation.

Sincerely,

John F. Donahue
CHAIRMAN OF THE BOARD1

                           FEDERATED INVESTMENT TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

   TO SHAREHOLDERS OF FEDERATED BOND INDEX FUND, A PORTFOLIO OF FEDERATED INVESTMENT TRUST: A Special Meeting of Shareholders of Federated Bond Index Fund (the "Fund") will be held at 2:00 p.m. on September 21, 1998, at Federated Investors Tower, 19th Floor, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779 for the following purposes:

   To approve or disapprove a proposed Agreement and Plan of Reorganization between Federated Investment Trust, on behalf of the Fund, and Federated Total Return Series, Inc. (the "Corporation"), on behalf of its portfolio, Federated Total Return Bond Fund (the "Portfolio"), whereby the Corporation would acquire all of the assets of the Fund in exchange for Institutional Shares and Institutional Service Shares of the Portfolio to be distributed PRO RATA by the Fund to the respective holders of Institutional Shares and Institutional Service Shares of the Fund, in complete liquidation of the Fund; and

   To transact such other business as may properly come before the meeting or any adjournment thereof.

                                               By Order of the Board of Trustees

                                                               John W. McGonigle
                                                                       SECRETARY

August 6, 1998

   Shareholders of record at the close of business on July 23, 1998 are entitled to vote at the meeting. Whether or not you plan to attend the meeting, please sign and return the enclosed proxy card. Your vote is important.

   To secure the largest possible representation and to save the expense of further mailings, please mark your proxy card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. You may revoke your proxy at any time at or before the meeting or vote in person if you attend the meeting.

                           PROSPECTUS/PROXY STATEMENT

                                 August 6, 1998

                          Acquisition of the assets of

                           FEDERATED BOND INDEX FUND,
                    a Portfolio of Federated Investment Trust

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                        Telephone Number: 1-800-341-7400

 By and in exchange for Institutional Shares and Institutional Service Shares of

                        FEDERATED TOTAL RETURN BOND FUND,
               a Portfolio of Federated Total Return Series, Inc.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                        Telephone Number: 1-800-341-7400

   This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Plan") whereby Federated Total Return Series, Inc., a Maryland Corporation (the "Corporation"), on behalf of its portfolio, Federated Total Return Bond Fund (the "Portfolio"), would acquire all of the assets of Federated Bond Index Fund (the "Fund"), a portfolio of Federated Investment Trust (the "Trust"), in exchange for Institutional Shares and Institutional Service Shares of the Portfolio to be distributed PRO RATA by the Fund to the respective holders of Institutional Shares and Institutional Service Shares of the Fund in complete liquidation of the Fund. As a result of the Plan, each shareholder of the Fund will become the owner of shares of the Portfolio having a total net asset value equal to the total net asset value of his or her holdings in the Fund.

     The Corporation is among over 100 funds managed by subsidiaries of Federated Investors, Inc. Federated Investors, Inc. is one of the largest institutional service providers in the United States. It has been providing advisory services for over 01 years.

               THE BOARD OF TRUSTEES OF FEDERATED INVESTMENT TRUST
                   UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN

   The shares of each of the Portfolio and the Fund represent interests in separate open-end, diversified management investment companies. The Corporation currently includes three portfolios: Federated Limited Duration Fund, Federated Government Fund, and the Portfolio. The investment objective of the Portfolio is to provide total return. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of investment grade debt securities. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in domestic investment grade debt securities.

   The investment objective of the Fund is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds and mortgage-backed securities. The Fund pursues its investment objective by investing all of its investable assets in Bond Index Portfolio, a diversified series of Federated Investment Portfolios, an open-end management investment company.

     Shares in the Portfolio and the Fund are not insured or guaranteed by the U.S. government or any agency thereof. For a comparison of the investment policies of the Portfolio and the Fund, see " Investment Objective, Policies and Limitations."

   The Portfolio is currently offered with two classes of shares: Institutional Shares and Institutional Service Shares. Holders of Institutional Shares and Institutional Service Shares of the Fund will receive corresponding Institutional Shares and Institutional Service Shares of the Portfolio if the Reorganization is approved by shareholders. Information concerning Institutional Shares and Institutional Service Shares of the Portfolio, as compared to Institutional Shares and Institutional Service Shares of the Fund, is included in this Prospectus/Proxy Statement in the sections entitled "SUMMARY--Comparative Fee Tables" and "INFORMATION ABOUT THE REORGANIZATION--Description of the Plan of Reorganization."

   This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Corporation and the Portfolio that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Portfolio dated November 30, 1997, which is incorporated herein by reference. A Prospectus and a Statement of Additional Information for the Portfolio dated November 30, 1997 as well as a Statement of Additional Information dated ____________, 1998 (relating to this Prospectus/Proxy Statement) containing additional information have been filed by the Corporation with the Securities and Exchange Commission and are incorporated herein by reference. Further information about the Portfolio's performance is contained in the Portfolio's Annual Report for the fiscal year ended September 30, 1997, which is incorporated herein by reference. Copies of these materials, Annual Reports and other information about the Portfolio may be obtained without charge by writing or by calling the Corporation at the address and telephone number shown above.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE CORPORATION OR THE PORTFOLIO.

   SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE PORTFOLIO ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                                TABLE OF CONTENTS

                                                                  Page
                   PROPOSAL 1. REORGANIZATION..................       2
                        SUMMARY................................       6
                    INVESTMENT OBJECTIVE, POLICIES AND               11
                   LIMITATIONS.................................
                        INFORMATION ABOUT THE REORGANIZATION...      15
                        INFORMATION ABOUT THE PORTFOLIO AND          17
                   THE              FUND.......................
                   VOTING INFORMATION..........................      18
                   OTHER MATTERS...............................      20
                   AGREEMENT AND PLAN OF REORGANIZATION........  Exhibit
                                                                 A

                                     SUMMARY

About the Proposed Reorganization

   This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus for the Fund's Institutional Shares dated September 30, 1997 and the Prospectus for the Fund's Institutional Service Shares dated September 30, 1997 (collectively, the "Fund's Prospectuses"), the Statement of Additional Information of the Fund dated September 30, 1997 (the "Fund's Statement of Additional Information"), the Prospectus of the Portfolio's Institutional Shares dated November 30, 1997 and the Prospectus for the Portfolio's Institutional Service Shares dated November 30, 1997 (collectively, the "Portfolio's Prospectuses"), the Statement of Additional Information of the Portfolio dated November 30, 1997 (the "Portfolio's Statement of Additional Information"), and the Plan, a copy of which is attached to this Prospectus/Proxy Statement as Exhibit A.

   The Board of Trustees of the Trust, including its members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), has voted to recommend to shareholders of the Fund the approval of an Agreement and Plan of Reorganization (the "Plan"), whereby the Corporation, on behalf of the Portfolio, would acquire all of the assets of the Fund in exchange for Institutional Shares and Institutional Service Shares of the Portfolio to be distributed PRO RATA by the Fund to its shareholders in complete liquidation and dissolution of the Fund (the "Reorganization"). As a result of the Reorganization, each holder of Institutional Shares and Institutional Service Shares of the Fund will become the owner of Institutional Shares and Institutional Service Shares of the Portfolio having a total net asset value equal to the total net asset value of his or her holdings in the Fund on the date of the Reorganization (the "Closing Date").

   As a condition to the Reorganization transactions, the Corporation and the Trust will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by either the Portfolio or the Fund or their respective shareholders. The tax basis of the Institutional Shares and Institutional Services Shares of the Portfolio received by Fund shareholders will be the same as the tax basis of their shares in the Fund.

   After the acquisition is completed, the Fund will no longer be available as an investment portfolio of the Trust.



FEDERATED TOTAL RETURN BOND FUND
Summary of Trust Expenses

      Institutional Shares
      Shareholder Transaction Expenses
                                                .
                                                    Federated     Federated
                                                  Total Return    Bond Index   Pro Forma
                                                    Bond Fund        Fund       Combined

Maximum Sales Charge Imposed on Purchases (as a
percentage of offering                               None          None         None
price)..........................................................................................
Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering               None          None         None
price)....................................................................
Contingent Deferred Sales Charge (as a
percentage of original purchase price or             None          None         None
redemption proceeds, as
applicable)............................
Redemption Fee (as a percentage of amount            None          None         None
redeemed, if applicable)....
Exchange                                             None          None         None
Fee...........................................................................................

                      Annual Operating Expenses
               (As a percentage of average net assets)

Management Fee (after                                0.00%         0.00%      0.00% (1)
waiver)...............................................................
12b-1                                                None          None          None
Fee.................................................................................................
Total Other Expenses (after expense                  0.35%         0.29%        0.35%
reimbursement).............................
               Shareholder Services              0.00%        0.00%           0.00% (2)
Fee........................................................
Total Operating Expenses (after waiver and           0.35%         0.29%      0.35% (3)
expense reimbursement)....




(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%

(2) The Fund has no present intention of paying or accruing the shareholder services fee on Institutional Shares during the fiscal year ending September 30, 1998. If Institutional Shares were paying or accruing the shareholder services fee, Institutional Shares would be able to pay up to 0.25% of its average daily net assets for the shareholder services fee.

(3) The total operating expenses for Federated Total Return Bond Fund are based on expenses expected during the fiscal year ending September 30, 1998, and would have been 0.94% absent the voluntary waiver described in note 1 and the voluntary reimbursement of certain other operating expenses. The total operating expense for Federated Total Return Bond Fund were 0.25% for the six months ended March 31, 1998, and would have been 1.67% absent the voluntary waiver and reimbursement of certain other expenses by the adviser. The total operating expense for Federated Bond Index Fund are based upon expenses incurred during the six months ended March 31, 1998, and would have been 0.93% absent the voluntary reimbursement of certain other operating expenses by the Investment Manager and Administrator.

   The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "How To Purchase Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



Example                               Federated     Federated
                                      Total Return  Bond Index   Pro Forma
                                      Bond Fund     Fund         Combined

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period...

1 Year                                 $4            $3           $4
3 Year                                 $11           $9           $11
5 Year                                 $20           $16          $20
10 Year                                $44           $37          $44

   The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

FEDERATED TOTAL RETURN BOND FUND
Summary of Trust Expenses...........

 ......Institutional Service Shares
 ......Shareholder Transaction Expenses
 ....................................            .




                                                    Federated     Federated
                                                  Total Return    Bond Index   Pro Forma
                                                    Bond Fund        Fund      Combined
Maximum Sales Charge Imposed on Purchases (as a
percentage of offering                               None          None         None
price)..........................................................................................
Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering               None          None         None
price)....................................................................
Contingent Deferred Sales Charge (as a
percentage of original purchase price or             None          None         None
redemption proceeds, as
applicable)............................
Redemption Fee (as a percentage of amount            None          None         None
redeemed, if applicable)....
Exchange                                             None          None         None
Fee...........................................................................................

                      Annual Operating Expenses
               (As a percentage of average net assets)

Management Fee (after                                0.00%         0.00%      0.00% (1)
waiver)...............................................................
12b-1 Fee (after                                     0.05%         0.00%      0.05% (2)
waiver)...........................................................................
Total Other Expenses (after expense                  0.60%         0.54%        0.60%
reimbursement).............................
               Shareholder Services              0.25%        0.25%           0.25%
Fee........................................................
Total Operating Expenses (after waiver and           0.65%         0.54%      0.65% (3)
expense reimbursement)....


 (1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(3) The total operating expenses for Federated Total Return Bond Fund are based on expenses expected during the fiscal year ending September 30, 1998, and would have been 1.44% absent the voluntary waiver described in note 1 and the voluntary reimbursement of certain other operating expenses. The total operating expense for Federated Total Return Bond Fund were 0.59% for the six months ended March 31, 1998, and would have been 1.87% absent the voluntary waivers of the management fee, a portion of the 12b-1 fee and voluntary reimbursement of certain other expenses by the adviser. The total operating expense for Federated Bond Index Fund are based upon expenses incurred during the six months ended March 31, 1998, and would have been 1.15% absent the voluntary reimbursement of certain other operating expenses by the Investment Manager and Administrator.

   The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "How To Purchase Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

   Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

Example                              Federated     Federated     Combined
                                     Total Return  Bond Index      Fund
                                     Bond Fund       Fund        Pro Forma
You would pay the following expenses
on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption
at the end of each time period...
1 Year                                $7            $6           $7
3 Year                                $21           $17          $21
5 Year                                $36           $30          $36
10 Year                               $81           $68          $81

   The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Investment Objective, Policies, and Limitations

   The investment objective of the Portfolio is to provide total return. This investment objective cannot be changed without the approval of shareholders. The Portfolio pursues its investment objective by investing primarily in U.S. Treasury and government agency securities, corporate investment grade bonds, and mortgage-backed securities. The Portfolio also may allocate some of its investments in the high-yield corporate and international bond sectors.

   The investment objective of the Fund is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"). The approval of shareholders is not required to change this investment objective. The Fund pursues its investment objective by investing in investment grade debt securities which comprise the Aggregate Bond Index including U.S. Treasury and Government Agency Securities, corporate investment grade bonds, and mortgage-backed securities.

   The Aggregate Bond Index is a broad market-weighted index which encompasses three major classes of United States investment grade fixed income securities with maturities greater than one year: U.S. Treasury and agency securities, corporate bonds, mortgage-backed securities, and U.S. dollar denominated foreign obligations. The Index measures the total investment return (capital change plus income) provided by a universe of fixed income securities, weighted by the market value outstanding of each security. The securities included in the Index generally meet the following criteria, as defined by Lehman Brothers: an outstanding market value of at least $100 million and investment grade quality (rated a minimum of Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's ("S&P")).

   Both the Portfolio and the Fund have substantially similar investment policies that correspond to the Aggregate Bond Index. Unlike the Portfolio which directly acquires and manages its own portfolio of securities, the Fund is a "Spoke"(R) fund that achieves its investment objective by investing all of its assets in the Bond Index Portfolio (the "Hub Portfolio"(R)), a series of Federated Investment Portfolios, through a "Hub and Spoke" structure.
Through the Hub Portfolio, the Fund invests in substantially similar types of securities in which the Portfolio invests. Both Bond Index Portfolio (therefore, indirectly, the Fund) and the Portfolio invest in a diversified portfolio of investment grade debt securities including U.S. Treasury and government agency securities, corporate investment grade bonds, and mortgage-backed securities. Unlike the Fund, the Portfolio may allocate some of its investments in the high-yield corporate and international bond sectors.

    The Fund is a passively managed bond "index" fund which seeks to replicate the performance of the Aggregate Bond Index. The Portfolio is an actively managed portfolio which allocates investments among various fixed-income asset classes using the Aggregate Bond Index as a benchmark. Thus the security selection and sector strategy of the Portfolio will be broader in scope than that of the Fund. The Portfolio is managed pursuant to traditional methods of active investment management, which involve the buying and selling of securities based upon economic, financial and market analyses and investment judgment. Therefore, an investment in the Portfolio may present shareholders with opportunities and risks different than those presented by an investment in the Fund.

   The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of investment grade debt securities. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in domestic investment grade debt securities. Investment grade securities must be rated Aaa, Aa, A or Baa by Moody's Investors Services, Inc. ("Moody's"), or AAA, AA, A, or BBB by Standard & Poor's ("S&P"), Fitch IBCA ("Fitch") or Duff & Phelps Rating Service Co. ("Duff & Phelps"), or which are of comparable quality in the judgment of the investment adviser. Permitted investments include asset-backed securities; domestic and foreign issues of corporate debt obligations; domestic and foreign issues of obligations of foreign governments and/or their instrumentalities; U.S. government securities, which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations (including mortgage-backed securities, bonds, notes and discount notes) issued or guaranteed by U.S. government agencies or instrumentalities. The Portfolio also may invest up to 35% of its assets in high-yield, lower-rated debt obligations (obligations rated BB or lower by a nationally recognized statistical rating organization ("NRSRO") ). In addition the Portfolio may enter into swap agreements, repurchase and reverse repurchase agreements, financial and foreign currency futures and options on futures, and when-issued and delayed delivery transactions. Additional Portfolio investments may include restricted and illiquid securities, municipal securities, bank instruments, and securities of other investment companies. The investment policies of the Portfolio may be changed by the Directors without the approval of shareholders.

   The Fund seeks to achieve its investment objective by investing all of its assets in Bond Index Portfolio, a diversified series of Federated Investment Portfolios, that has the same investment objective, policies and limitations as the Fund. The Bond Index Portfolio seeks to achieve its investment objective by replicating the yield and total return of the Aggregate Bond Index through a statistically selected sample of debt instruments. The Bond Index Portfolio invests at least 80% of its assets in a portfolio of securities consisting of a representative selection of debt instruments included in the Aggregate Bond Index. The Bond Index Portfolio intends to remain fully invested, to the extent practicable, in a pool of securities that match the yield and total return of the Aggregate Bond Index. Permitted investments include: U.S. government and agency securities; investment grade domestic and foreign corporate and sovereign debt securities denominated in U.S. dollars (securities rated at least Baa by Moody's or BBB by S&P or Fitch); and mortgage pass-throughs and collateralized mortgage obligations rated investment grade or of comparable quality. The Fund also may enter into when-issued and delayed delivery transactions; repurchase agreements and reverse repurchase agreements; and futures and options contracts

  In addition to the policies and limitations set forth above, both the Portfolio and the Fund are subject to certain additional investment policies and limitations, described in the Portfolio's Statement of Additional Information dated November 30, 1997, and the Fund's Statement of Additional Information dated September 30, 1997. Reference is hereby made to the Portfolio's Prospectus and Statement of Additional Information, each dated November 30, 1997, and the Fund's Prospectus and Statement of Additional Information date September 30, 1997, which set forth in full the investment objective, policies and limitations of each of the Portfolio and Fund, all of which are incorporated herein by reference thereto.


Advisory Fees and Expense Ratios

   The maximum annual investment advisory fee for the Portfolio is 0.40% of average daily net assets. The Fund does not pay any fee directly to an investment adviser. It bears indirectly, as an investor in Bond Index Portfolio, any fees paid by Bond Index Portfolio to its investment adviser. The maximum annual investment advisory fee for Bond Index Portfolio is 0.25% of average daily net assets.

   For its fiscal year ended September 30, 1997, the Portfolio's ratio of expenses to average daily net assets for Institutional Shares and Institutional Service Shares were 0.01% and 0.31%, respectively. During this period the Portfolio's investment adviser, Federated Management ("Federated Management"), and other service providers voluntarily waived a portion of the management, shareholder services, and distribution fees and reimbursed the Portfolio for certain operating expenses. Absent such waiver and reimbursement, the ratio of expenses to average daily net assets for Institutional Shares and Institutional Service Shares would have been 4.40% and 4.90%, respectively. This undertaking to waive management fees and/or reimburse operating expenses may be terminated by Federated Management at any time in its discretion.

   For the six-month period ended March 31, 1998, the Portfolio's ratio of expenses to average daily net assets for Institutional Shares and Institutional Service Shares were 0.25% and 0.59%, respectively. During this period the Portfolio's investment adviser, and other service providers voluntarily waived a portion of the management, shareholder services, and distribution fees and reimbursed the Portfolio for certain operating expenses. Absent such waiver and reimbursement, the ratio of expenses to average daily net assets for Institutional Shares and Institutional Service Shares would have been 0.93% and 1.15%, respectively. This undertaking to waive management fees and/or reimburse operating expenses may be terminated by Federated Management at any time in its discretion.

   Based on expenses expected during the fiscal year ending September 30, 1998, the total operating expenses anticipated for Institutional Shares and Institutional Service Shares of the Portfolio are 0.35% and 0.65%, respectively, and would be 0.94% and 1.44%, respectively, absent the voluntary waiver of the management fee.

   For its fiscal year ended May 31, 1998, the Fund's ratio of expenses to average daily net assets for Institutional Shares and Institutional Service Shares was 0.29% and 0.54%, respectively. During this period Bond Index Fund's investment adviser, Federated Research Corp. ("Federated Research"), and other service providers, voluntarily waived a portion of the management, shareholder services, and distribution fees and reimbursed the Fund for certain operating expenses. Absent such waiver and reimbursement, the ratio of expenses to average daily net assets for Institutional Shares and Institutional Service Shares would have been 0.93% and 1.15%, respectively. This undertaking to waive management fees and/or reimburse operating expenses may be terminated by Federated Research at any time in its discretion.

     Both the Portfolio and the Fund can charge a Rule 12b-1 fee of up to 0.25% of the average daily net assets of Institutional Service Shares.

Purchase and Redemption Procedures

   Procedures for the purchase and redemption of Portfolio shares are identical to procedures applicable to the purchase and redemption of Fund shares. In anticipation that the Reorganization will be consummated, shareholders of the Fund will receive information with respect to the various services provided by the Portfolio, as well as a detailed explanation of the options available to shareholders for effecting purchases and redemptions of Portfolio shares. Any questions about such procedures may be directed to, and assistance in effecting purchases or redemptions of Portfolio shares may be obtained by calling the Portfolio at 1-800-341-7400.

   Reference is made to the Prospectus of the Portfolio dated November 30, 1997, and the Prospectus of the Fund for a complete description of the purchase and redemption procedures applicable to purchases and redemptions of Portfolio and Fund shares, respectively, each of which is incorporated herein by reference thereto.

   Shares of the Portfolio are available for purchase without the imposition of any sales charge on purchases or any contingent deferred sales charge. The minimum initial investment in Institutional Shares of the Portfolio is $100,000. The minimum initial investment in Institutional Service Shares of the Portfolio is $25,000. The minimum initial investment in Institutional Shares of the Fund is $25,000. The minimum initial investment in Institutional Service Shares of the Fund is $5,000. To meet the minimum investment requirements, purchases of shares of the Portfolio may be aggregated over a period of 90 days.

   The Fund's and the Portfolio's net asset values are calculated at the close of each day on which the New York Stock Exchange is open. Purchase orders received by the Portfolio by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Purchase orders received by the Fund by wire begin earning dividends on the business day after the order is received. Purchase orders received by check by either the Portfolio or the Fund begin earning dividends the day after such check is converted into federal funds, which ordinarily occurs one day after receipt by State Street Bank and Trust Company, the Fund's and the Portfolio's custodian.

   Shares of both the Portfolio and the Fund may be redeemed by mail or by telephone. Shares of the Fund are redeemed at the net asset value per share next determined after receiving the redemption order.

Dividends

   Both the Portfolio's and the Fund's dividends are declared daily and paid monthly. Dividends paid by both the Fund and the Portfolio are automatically reinvested in additional shares unless shareholders request cash payment.

Service Providers to the Corporation and Portfolio

   Administrative services to the Corporation and Portfolio are provided by Federated Services Company ("Federated Services"). Federated Services is a wholly-owned subsidiary of Federated Investors, Inc. For its services to the Portfolio, Federated Services receives a fee at an annual rate which relates to the average aggregate daily net assets of all funds administered by Federated Services in the Federated Investors, Inc. complex, determined as follows: 0.15% on the first $250 million in assets; 0.125% on the next $250 million in assets; 0.10% on the next $250 million in assets; and 0.075% on assets in excess of $750 million. The minimum annual administrative fee for the Portfolio is $125,000 plus $30,000 per each additional class of shares. For the fiscal year ended September 30, 1997, Federated Services earned $154,935 in administrative fees from the Portfolio.

   Federated Services also serves as the Portfolio's transfer agent and dividend disbursing agent. Federated Services also provides certain accounting and recordkeeping services with respect to the portfolio investments of the Portfolio.

     Federated Securities Corp. ("FSC"), a wholly-owned subsidiary of Federated Investors, Inc., is the principal distributor of the Corporation and Portfolio. Under a distribution agreement, FSC acts as the Corporation's agent in connection with the offering of shares of the Portfolio.

   Each of the forgoing service providers provide similar services to the Fund at comparable terms.

   Risk Factors
  As with other mutual funds that invest in investment grade bonds and other fixed income securities, the Portfolio is subject to market risks. Since the investment policies of the Portfolio and the Fund correspond to the Aggregate Bond Index, these risk factors associated with investment grade securities, including mortgage- and asset-backed securities, are generally also present in an investment in the Fund. Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. Unlike the Fund, the Portfolio may allocate some of its assets in the high-yield corporate and international bond sectors. Debt obligations that are determined not to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default.

  The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Portfolio's assets and income may be affected by changes in exchange rates and regulations.

   As one way of managing its exposure to different types of investments, the Portfolio may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Portfolio's investments, its share price and yield.

   When the Portfolio uses futures and options on futures as hedging devices, there is a risk that the prices of the instruments subject to the futures contracts may not correlate perfectly with the prices of the instruments in the portfolio. This may cause the futures contract and any related options to react differently than the portfolio's holdings to market changes.

   A full discussion of the risks inherent in investment in the Portfolio and the Fund is set forth in the Portfolio's Prospectus and Statement of Additional Information, each dated November 30, 1997, and the Fund's Prospectus and Statement of Additional Information, each dated September 30, 1997, each of which is incorporated herein by reference thereto.


                      INFORMATION ABOUT THE REORGANIZATION

Background and Reasons for the Proposed Acquisition

The Fund commenced operations on October 3, 1995, in order to provide investors a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. investment grade fixed income securities to provide investment results that correspond to the Aggregate Bond Index. As a Spoke fund, the Fund achieves its investment objective by investing all of its assets in the Hub Portfolio. In a Hub and Spoke structure, the investment management functions are performed at the Hub Portfolio level. The Hub Portfolio is advised by Federated Research. The only additional Spoke fund to the Hub Portfolio, the Excelsior Institutional Bond Index Fund (the "Excelsior Fund"), withdrew its assets from the Hub Portfolio on March 31, 1998. In addition, United States Trust Company of New York ("U.S. Trust") terminated the subadvisory agreement with Federated Research as of May 31, 1998. As a result of the Excelsior Fund withdrawal, the Fund will no longer benefit from the economies of scale offered by a Hub and Spoke structure. Thus, Federated Research is unwilling to continue to waive the Fund's expenses to such a large degree. Federated Securities Corp. ("FSC"), the distributor of shares of both the Fund and the Portfolio, has proposed that the Fund consider the transfer of all of the Fund's assets to the Corporation, acting on behalf of the Portfolio

   In considering the proposed Reorganization, the Board of Trustees of the Trust took into consideration a number of factors, including: (1) the Hub and Spoke structure of the Fund, in that the only additional Spoke fund to the Hub Portfolio withdrew its assets from the Hub Portfolio on March 31, 1998, (2) the Board has approved withdrawing the assets from the Hub Portfolio, (3) the Fund will no longer have the benefit from the economies of scale offered by a Hub and Spoke structure, (4) the Fund's sub-adviser terminated the subadvisory agreement, (5) the capabilities and resources of Federated Management, the Portfolio's investment adviser, (5) expense ratios and published information regarding the fees and expenses of the Portfolio in relation to similar funds,
(6) the fact that Federated Research had advised the Board that, if the Reorganization is not completed, it will consider discontinuing the waiver of its investment advisory fee and its reimbursement of certain Fund operating expenses; (7) the comparative investment performance of the Portfolio and the Fund as well as the performance of similar funds, (8) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests, (9) the tax consequences of the Reorganization, and (10) the compatibility of the Portfolio's and the Fund's investment objectives, policies, and restrictions, as well as service features available to shareholders in the respective funds.

   The Board concluded to recommend that the shareholders of the Fund vote to approve the Reorganization. Pursuant to Rule 17a-8 under the 1940 Act, the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of either the Trust or the Corporation, Inc., determined that participation in the transaction was in the best interests of the Fund's shareholders and that the interests of existing Fund shareholders would not be diluted as a result of effecting the transaction. This conclusion was based on a number of factors, including the following:

   1.The Reorganization would permit the shareholders of the Fund to pursue substantially similar investment goals in an actively managed fund.. Fund shareholders would benefit from the economic, financial, and market analysis offered by the Portfolio's actively managed investment strategy.


   2.The 30-day yields of the Portfolio for the fiscal year ended September 30, 1997, were 7.02% and 6.72%, for Institutional Shares and Institutional Service Shares, respectively. The 30-day yields of the Fund for the fiscal year ended May 31, 1997, were 7.06% and 6.81%, for Institutional Shares and Institutional Service Shares, respectively. Over other periods the performance of the Portfolio and the Fund in relation to each other have varied, in part due to differing expense waivers by the respective investment advisers.

   3.The current waiver of investment advisory fees charged to the Fund by Federated Research as well as Federated Research's reimbursement of certain Fund operating expenses, might be discontinued.

   The Board of Directors of the Corporation likewise considered the Reorganization and approved the Plan on behalf of the Portfolio. Pursuant to Rule 17a-8 under the 1940 Act, the Board of Directors of the Corporation, including a majority of the Directors who are not interested persons of either the Trust or the Corporation, determined that participation in the transaction was in the best interests of the Portfolio's shareholders and that the interests of existing Portfolio shareholders would not be diluted as a result of effecting the transaction.

Description of the Plan of Reorganization

   The Plan provides that the Corporation, on behalf of the Portfolio, will acquire all of the assets of the Fund in exchange for Institutional Shares and Institutional Service Shares of the Portfolio to be distributed PRO RATA by the Fund to the holders of Fund Institutional Shares and Institutional Service in complete liquidation of the Fund on or about September 25, 1998. Fund shareholders will receive a number of shares in the Portfolio equal to the same total net asset value as the Fund shares they held immediately prior to the Closing. Shareholders of the Fund will become shareholders of the Portfolio as of 4:00 p.m. (Eastern time) on the Closing Date. Shareholders of the Fund will earn their last dividend from the Fund on the day preceding the Closing Date, which Closing Date is expected to be September 25, 1998. Shareholders will receive their last dividend from the Fund on the closing date.

   Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the Trust, on behalf of the Fund, and the Corporation, on behalf of the Portfolio, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Fund prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

   Federated Management is responsible for the payment of all expenses of the Reorganization, whether or not the Reorganization is consummated. Such expenses include, but are not limited to: legal fees; registration fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Fund's shareholders and the costs of holding the Special Meeting of Shareholders.

   The foregoing description of the Plan entered into between the Corporation, on behalf of the Portfolio, and the Trust, on behalf of the Fund, is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

Description of Portfolio Shares

   Institutional Shares and Institutional Service Shares of the Portfolio to be issued to shareholders of the Fund under the Plan will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Portfolio provided herewith for additional information about Institutional Shares and Institutional Service Shares of the Portfolio.

Federal Income Tax Consequences

   As a condition to the Reorganization transactions, the Corporation, on behalf of the Portfolio, and the Trust, on behalf of the Fund, will receive an opinion from Dickstein Shapiro Morin & Oshinsky LLP to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a)(1)(C) of the Code; (2) no gain or loss will be recognized by the Portfolio upon its receipt of the Fund's assets in exchange for Portfolio shares; (3) the holding period and basis for the Fund's assets acquired by the Portfolio will be the same as the holding period and the basis to the Fund immediately prior to the Reorganization; (4) no gain or loss will be recognized by the Fund upon transfer of its assets to the Portfolio in exchange for Portfolio shares or upon the distribution of the Portfolio shares to the Fund's shareholders in exchange of their Fund shares;
(5) no gain or loss will be recognized by shareholders of the Fund upon exchange of their Fund shares for Portfolio shares; (6) the holding period of Portfolio shares received by shareholders of the Fund pursuant to the Plan will be the same as the holding period of Fund shares held immediately prior to the Reorganization, provided the Fund shares were held as capital assets on the date of the Reorganization; and (7) the basis of Portfolio shares received by shareholders of the Fund pursuant to the Plan will be the same as the basis of Fund shares held immediately prior to the Reorganization.

Comparative Information on Shareholder Rights and Obligations

   The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated October 3, 1995. The rights of shareholders of the Corporation and the Trust are substantially similar.

Capitalization

      The following table shows the capitalization of the Portfolio and the Fund as of June 30, 1998, and on a PRO FORMA basis as of that date:

                         Federated Total                Federated Bond
                         Return Bond Fund               Index Fund
                         (Institutional Shares)         (Institutional Shares)
                         -----------------------        -----------------------

Net                                 $53,976,597                    $42,363,792
Assets............................

Net Asset Value Per                      $10.58                          $7.31
Share.....

Shares                                5,103,647                      5,799,122
Outstanding...............


                         Federated Total                Federated Bond
                         Return Bond Fund               Index Fund
                         (Institutional                 (Institutional
                         Service Shares)                Service Shares)
                         -----------------------        -----------------------

Net                                 $10,018,355                    $28,848,662
Assets............................

Net Asset Value Per                      $10.58                          $7.31
Share.....

Shares                                  947,271                      3,948,954
Outstanding...............




                  INFORMATION ABOUT THE PORTFOLIO AND THE FUND

     Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc.

   Information about the Corporation and the Portfolio is contained in the Portfolio's current Prospectus. A copy of the Prospectus is included herewith and incorporated by reference herein. Additional information about the Corporation and the Portfolio is included in the Portfolio's Statement of Additional Information dated November 30, 1997, which is incorporated herein by reference. Copies of the Statement of Additional Information, as well as the Statement of Additional Information relating to this Prospectus/Proxy Statement dated ______________, 1998, both of which have been filed with the Securities and Exchange Commission, may be obtained without charge by contacting the Corporation at 1-800-341-7400 or by writing to the Corporation at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Corporation, on behalf of the Portfolio, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the Corporation, on behalf of the Portfolio, can be obtained by calling or writing the Corporation and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington D.C. 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 14th Floor, 75 Park Place, New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

   This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Corporation, on behalf of the Portfolio, with the Securities and Exchange Commission under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Corporation, the Portfolio and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.

Federated Bond Index Fund, a portfolio of Federated Investment Trust

   Information about the Fund may be found in the Fund's current Prospectuses dated September 30, 1997, and its Statement of Additional Information dated September 30, 1997, which are incorporated herein by reference. Audited Financial Statements for the Fund for the year ended May 31, 1997, may be found in the Fund's Annual Report dated May 31, 1997. Unaudited Financial Statements for the six-month period ended November 30, 1997, may be found in the Fund's Semi-Annual Report dated November 30, 1997. Copies of the Fund's Annual Report, Semi-Annual Report, Prospectus and Statement of Additional Information may be obtained without charge from the Fund by calling 1-800-341-7400 or by writing to the Fund at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from the Trust by calling 1-800-341-7400 or by writing to the Trust at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the Fund can be obtained by calling or writing the Fund and can also be inspected at the public reference facilities maintained by the Securities and Exchange Commission at the addresses listed in the previous section.

Interests of Certain Persons

     The Portfolio is managed by Federated Management and the Fund is managed by Federated Research. Federated Management and Federated Research are a subsidiaries of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John
F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees and directors to the Portfolio and the Fund, respectively.

                               VOTING INFORMATION

   This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the Fund of proxies for use at the Special Meeting of Shareholders (the "Meeting") to be held on September 21, 1998 and at any adjournment thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Meeting. A proxy, if properly executed, duly returned, and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Fund an instrument revoking the proxy, or by submitting a proxy bearing a later date, or by attending and voting at the Meeting. Proxies, instruments revoking a proxy, or proxies bearing a later date may be received by telephone, by electronic means, including facsimile, or by mail.

   The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Federated Management. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Fund at no additional costs to the Fund. Such solicitations may be by telephone, telegraph, or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instruction as currently exists for instructions communicated in written form. Federated Management will reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

Outstanding Shares

   The Board of Trustees of the Fund has fixed the close of business on July 23, 1998, as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting of Shareholders and any adjournment thereof. As of the record, date, there were _______________ shares of the Fund outstanding. Each Fund share is entitled to one vote and fractional shares have proportionate voting rights. On the record date, the following persons of record, each acting in various capacities for numerous accounts, owned more than 5% of the Fund's outstanding shares:
    On the record date, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.


Voting Requirements

   The votes of shareholders of the Portfolio are not being solicited since their approval is not required in order to effect the Reorganization.

   The Reorganization must be approved by a majority of the votes cast and entitled to vote by Fund shareholders on the matter. In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. On the proposal, broker non-votes will be considered to be abstentions on the vote regarding the proposal.

Quorum

   In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting, but sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a plurality of shares that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Plan in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. A quorum is constituted with respect to the Fund by the presence in person or by proxy of the holders of one-half of the total number of outstanding shares of the Fund entitled to vote at the Meeting. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business.

No Dissenter's Right of Appraisal

   Shareholders of the Fund objecting to the Reorganization have no appraisal rights under the Fund's Declaration of Trust or under the laws of the Commonwealth of Massachusetts. Shareholders have the right, however, to redeem their Fund shares at net asset value until the Closing Date, and thereafter shareholders may redeem Institutional Shares and Institutional Service Shares of the Portfolio acquired by them in the Reorganization at net asset value.

                                  OTHER MATTERS

   Management of the Fund knows of no other matters that may properly be, or which are likely to be, brought before the Meeting. However, if any other business shall properly come before the Meeting the persons named in the proxy intend to vote thereon in accordance with their best judgment.

   So far as management is presently informed, there is no litigation pending or threatened against the Trust.

   Whether or not shareholders expect to attend the meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.
                                    Exhibit A

      AGREEMENT AND PLAN OF REORGANIZATION dated June 25, 1998 (the "Agreement"), by and between FEDERATED TOTAL RETURN SERIES, INC., a Maryland corporation (the "Corporation"), on behalf of its portfolio, FEDERATED TOTAL RETURN BOND FUND (hereinafter called the "Acquiring Fund"), and FEDERATED INVESTMENT TRUST, a Massachusetts business trust (the "Trust"), on behalf of its portfolio, FEDERATED BOND INDEX FUND (hereinafter called the "Acquired Fund")..

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for the Institutional Shares and Institutional Service Shares of the Acquiring Fund (collectively, the "Acquiring Fund Shares") and the distribution of Institutional Shares and Institutional Service Shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Acquired Fund and the Acquiring Fund are registered open-end, non-diversified, management investment companies and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Acquiring Fund is authorized to issue common stock and the Acquired Fund is authorized to issue shares of beneficial interest;

      WHEREAS, Federated Management, an investment adviser registered as such under the Investment Advisers Act of 1940, as amended, serves as investment adviser to the Acquiring Fund;

     WHEREAS, Federated Research Corp. ("Federated Research"), an investment adviser registered as such under the Investment Advisers Act of 1940, as amended, serves as investment adviser to the Acquired Fund;

      WHEREAS, the Board of Directors, including a majority of the Directors who are not "interested persons" as defined under the Investment Company Act of 1940, as amended (the "1940 Act") of the Acquiring Fund has determined that the transfer of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

      WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the 1940 Act) of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquired Fund shareholders, that the interests of the shareholders of the Acquired Fund would not be diluted as a result of this transaction and determined that subsequent to the consummation of the transaction contemplated by this Agreement, the Acquired Fund will cease operations;

      NOW THEREFORE, for and in consideration of the mutual covenants and agreements hereinafter set forth, the parties agree as follows:

      1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

            1.1 Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, transfer, and convey to the Acquiring Fund all of the assets of the Acquired Fund at the time of the Closing (defined below), including without limitation all securities and cash, other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in paragraph 1.5, beneficially owned by the Acquired Fund, and the Acquiring Fund agrees in exchange therefor to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3 of this Agreement. Such transactions shall take place at the closing (the "Closing") on the closing date (the "Closing Date"), as provided in paragraph 3.1 of this Agreement. In lieu of delivering certificates for its Institutional Shares and Institutional Service Shares, the Acquiring Fund shall credit the Institutional Shares and Institutional Service Shares to the Acquired Fund's account, for the benefit of the holders of its Institutional Shares and Institutional Service Shares, respectively, on the stock record books of the Acquiring Fund and shall deliver a confirmation thereof to the Acquired Fund.

     1.2 The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

            1.3 Delivery of the assets of the Acquired Fund to be transferred shall be made on the Closing Date and shall be delivered to State Street Bank and Trust Company (hereinafter referred to as "State Street"), Boston, Massachusetts, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, together with proper instructions and all documents necessary to transfer such assets to the account of the Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims, except as may be indicated in a schedule delivered by the Acquired Fund to the Acquiring Fund immediately prior to the Closing. All cash delivered shall be in the form of currency or immediately available funds payable to the order of Custodian for the Acquiring Fund.

            1.4 The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends or interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights, or other assets received by the Acquired Fund after the Closing Date as distributions on, or with respect to, the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

            1.5 At the Closing, the Acquired Fund shall distribute in complete liquidation pro rata to the Acquired Fund's shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. In addition, each shareholder of record of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared before the Valuation Date (as hereinafter defined) with respect to the shares of the Acquired Fund that are held by the shareholder on the Valuation Date. Such liquidation and distribution will be accomplished by the transfer (by the Acquiring Fund or its transfer agent) of the Acquiring Fund Shares to an account for each shareholder on the books of the Acquiring Fund's transfer agent in the name of each Acquired Fund Shareholder and representing the pro rata number of the Acquiring Fund Shares due each Acquired Fund Shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

            1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.

            1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

            1.8 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later dates with respect to discontinuation of the Acquired Fund as a series of the Trust with federal and state authorities.

2.    VALUATION.

            2.1 The value of the Acquired Fund's net assets to be acquired by the Acquiring Fund hereunder shall be the net asset value of such assets computed as of the close of business on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

            2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the close of business on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

            2.3 The number of the Acquiring Fund's Institutional Shares and Institutional Service Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined
      (a) by dividing the value of the net assets of the Acquired Fund attributable to Institutional Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of one Institutional Share of the Acquiring Fund and (b) by dividing the value of the net assets of the Acquired Fund attributable to Institutional Service Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of one Institutional Service Share of the Acquiring Fund, in each case determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made in accordance with the regular practices of the Acquiring Fund.

3.    CLOSING AND CLOSING DATE.

            3.1 The Closing Date shall be September 25, 1998, or such later date as the parties may mutually agree. All acts taking place at the Closing Date shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at the close of business at the offices of the Acquired Fund, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, or such other time and/or place as the parties may mutually agree.

            3.2 If on the Valuation Date: (a) the primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

            3.3 The Acquired Fund shall instruct Federated Shareholder Services Company, as transfer agent for the Acquired Fund, to deliver to the Acquiring Fund at the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Institutional Shares and Institutional Service Shares of the Acquiring Fund to be credited on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Institutional Shares and Institutional Service Shares of the Acquiring Fund have been credited to the respective accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.    REPRESENTATIONS AND WARRANTIES.

            4.1 The Trust represents and warrants to the Acquiring Fund as follows:

                  (a) The Trust is a business trust organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted.

                  (b) The Trust is registered under the 1940 Act, as an
            open-end, non-diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                  (c) The Trust is not, and the execution, delivery, and
            performance of this Agreement will not result, in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

                  (d) No litigation or administrative proceeding or
            investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets which, if adversely determined, would adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (e) The Statement of Assets and Liabilities of the Acquired
            Fund at May 31, 1997, has been audited by Ernst & Young LLP, independent auditors, and has been prepared in accordance with generally accepted accounting principles, consistently applied, and such statement (copies of which have been furnished to the Acquiring
            Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no liabilities of the Acquired Fund, known to the Acquired Fund, contingent or otherwise, as of such date not disclosed therein.

                  (f) The unaudited Statement of Assets and Liabilities of the
            Acquired Fund at November 30, 1997, has been prepared in accordance with generally accepted accounting principles, consistently applied, and on a basis consistent with the Statement of Assets and Liabilities of the Acquired Fund at May 31, 1997, which has been audited by Ernst & Young LLP, and such statement (copies of which have been furnished to the Acquiring Fund) fairly reflects the financial condition of the Acquired Fund as of such date, and there are no liabilities of the Acquired Fund known to the Acquired Fund, contingent or otherwise, as of such date not disclosed therein.

                  (g) Since May 31, 1997, there has not been any material
            adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of any indebtedness for borrowed money.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law (or permitted extensions thereto) to have been filed shall have been filed, and to the best of the Acquired Fund's knowledge all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year (or part thereof) of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                  (j) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3 of this Agreement. The Acquired Fund does not have outstanding options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into Acquired Fund shares.

                  (k) On the Closing Date, all issued and outstanding shares of the Acquired Fund will have been duly registered under the Securities Act of 1933, as amended (the "1933 Act"), and registered, or exempt from registration, to the extent required thereby under each state securities or "blue sky" law of every state in which the Acquired Fund has offered or sold its shares.

                  (l) On the Closing Date, the Acquired Fund will have full
            right, power, and authority to sell, assign, transfer, and deliver the assets to be transferred by it hereunder.

                  (m) The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust's Board of Trustees and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes the valid and legally binding obligation of the Trust enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                  (n) The Prospectus/Proxy Statement to be included in the
            Registration Statement (only insofar as it relates to the Acquired
            Fund) will, on the effective date of the Registration Statement and on the Closing Date be true and correct in all material respects. Further, on the effective date of the Registration Statement and on the Closing Date, the Prospectus/Proxy Statement (only insofar as it relates to the Acquired Fund) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Proxy Statement.

      4.2 The Corporation represents and warrants to the Acquired Fund as follows:

                  (a) The Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland and has the power to carry on its business as it is now being conducted and to carry out this Agreement.

                  (b) The Corporation is registered under the 1940 Act as an open-end, non-diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                  (c) The current prospectuses and statement of additional
            information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulation of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets.

                  (e) The Corporation is not, and the execution, delivery, and performance of this Agreement will not result in a material violation of its Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (f) No litigation or administrative proceeding or
            investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets which, if adversely determined, would affect the Acquiring Fund's financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The Statement of Assets and Liabilities of the Acquiring
            Fund at September 30, 1997, has been audited by Ernst & Young LLP, independent auditors, and has been prepared in accordance with generally accepted accounting principles, consistently applied, and such statement (copies of which have been furnished to the Acquired
            Fund) fairly reflects the financial condition of the Acquiring Fund as of such date, and there are no liabilities of the Acquiring Fund, known to the Acquiring Fund or to Federated Advisers, contingent or otherwise, as of such date not disclosed therein.

                  (h) The unaudited Statement of Assets and Liabilities of the
            Acquiring Fund at March 31, 1998, has been prepared in accordance with generally accepted accounting principles, consistently applied, and on a basis consistent with the Statement of Assets and Liabilities of the Acquiring Fund at September 30, 1997, which has been audited by Ernst & Young LLP, and such statement (copies of which have been furnished to the Acquired Fund) fairly reflects the financial condition of the Acquiring Fund as of such date, and there are no liabilities of the Acquiring Fund known to the Acquiring Fund, contingent or otherwise, as of such date not disclosed therein.

                  (i) Since September 30, 1997, there has not been any adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of any indebtedness for borrowed money.

                  (j) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law (or permitted extensions thereto) to have been filed shall have been filed, and to the best of the Acquiring Fund's knowledge all federal and other taxes shall have been paid so far as due or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                  (k) For each fiscal year (or part thereof) of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                  (l) All issued and outstanding shares of the Acquiring Fund are, and including the Acquiring Fund Shares issued to the Acquired Fund Shareholders pursuant hereto, at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (m) All issued and outstanding shares of each class of the
            Acquiring Fund are, and at the Closing Date will be, duly registered under the 1933 Act and registered, or exempt from registration, to the extent required thereby under each state securities or "blue sky" law of every state in which the Acquiring Fund has offered or sold its shares.

                  (n) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Corporation's Board of Directors, and this Agreement constitutes the valid and legally binding obligation of the Corporation enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                  (o) The Prospectus/Proxy Statement to be included in the
            Registration Statement (only insofar as it relates to the Acquiring
            Fund) will, on the effective date of the Registration Statement and on the Closing Date be true and correct in all material respects. Further, on the effective date of the Registration Statement and on the Closing Date, the Prospectus/Proxy Statement (only insofar as it relates to the Acquiring Fund) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (p) The Acquiring Fund has entered into an agreement under which Federated Management will assume the expenses of the Reorganization, including legal fees of the Acquiring Fund, registration fees, transfer tax (if any), the fees of banks and transfer agents, and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Acquired Fund's shareholders.

5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

            5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

            5.2 The Acquired Fund will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary and appropriate to obtain approval of the transactions contemplated herein.

            5.3 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate and make effective the transactions contemplated by this Agreement.

            5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Acquired Fund's President or its Treasurer.

            5.5 The Corporation shall have filed with the SEC a Registration Statement Form on N-14 complying in all material respects with the requirements of the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, and applicable rules and regulations thereunder, relating to a meeting of the shareholders of the Acquired Fund to be called to consider and act upon the transactions contemplated herein, and such Registration Statement shall have been declared effective by the SEC. The Acquired Fund agrees to provide the Acquiring Fund with information relating to the Acquired Fund required under such Acts, rules and regulations for inclusion in the Registration Statement on Form N-14.


            5.6 The Acquiring Fund agrees to use all best efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

            5.7 Prior to the Valuation Date, the Acquired Fund shall have declared a dividend or dividends, with a record date prior to the Valuation Date, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before May 31, 1998 and for the period from said date to and including the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before May 31, 1998 and in the period from said date to and including the Closing Date.


6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            6.1 All representations and warranties of the Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

            6.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or the Assistant Treasurer of the Acquired Fund.

            6.3 The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in their names by their respective Presidents or Vice Presidents and their Treasurers or Assistant Treasurers, in form and substance reasonably satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            7.1 All representations and warranties of the Corporation contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

            7.2 The Corporation shall have delivered to the Acquired Fund on the Closing Date a certificate executed in their names by their respective Presidents or Vice Presidents and their Treasurers or Assistant Treasurers, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

            7.3 There shall not have been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business since the date hereof other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of any indebtedness, except as otherwise disclosed to and accepted by the Acquired Fund.

     8. FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

            8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of beneficial interest of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the Acquired Fund's Declaration of Trust and By-Laws, and the 1940 Act.

            8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

            8.3 All consents of parties hereto and all other consents, orders, permits, and exemptions of federal, state, and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

            8.4 The Form N-14 shall have become effective under the 1933 Act by the SEC and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

            8.5 The Corporation and the Trust shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes:

                  (a) The transfer of all of the Acquired Fund assets in
            exchange for the Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the Acquired Fund shareholders in liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code;

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares;

                  (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund;

                  (d) No gain or loss will be recognized by the Acquired Fund
            Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares;

                  (e) The tax basis of the Acquired Fund assets acquired by the
            Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization;

                  (f) The tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization;

                  (g) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and

                  (h) The holding period of the Acquiring Fund Shares to be
            received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization).

9.    TERMINATION OF AGREEMENT.

            9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust or the Board of Directors of the Corporation, at any time prior to the Closing Date without liability on the part of either party hereto, if circumstances should develop that, in the opinion of the Board of either party hereto, determines that proceeding with the Agreement is not in the best interests of that party's shareholders.

            9.2 If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the trustees, directors, officers or shareholders of the Acquiring Fund or of the Acquired Fund, in respect of this Agreement.

10.   WAIVER.

      At any time prior to the Closing Date, any of the foregoing conditions (other than that set forth in Section 8.5) may be waived by the Board of Trustees of the Trust or the Board of Directors of the Corporation if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquiring Fund or of the Acquired Fund, as the case may be.

11.   AMENDMENT.

      This Agreement and Plan of Reorganization may be amended at any time by the mutual agreement of the Acquired Fund and the Acquiring Fund, authorized by their respective Boards and notwithstanding approval thereof by the Acquired Fund Shareholders; provided, that if so approved by the Acquired Fund Shareholders, no amendment shall be made which substantially changes the terms hereof.

12.   NO BROKER'S OR FINDER'S FEE.

The Acquired Fund and the Acquiring Fund each represents that there is no person with whom it has dealt who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement and Plan of Reorganization.

13.   MISCELLANEOUS.

            13.1 The representations and warranties included or provided for herein shall not survive consummation of the transactions contemplated hereby.

            13.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements, and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty, or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby.

            13.3 This Agreement shall be governed and construed in accordance with the internal laws of the Commonwealth of Pennsylvania, without giving effect to such jurisdiction's conflicts of laws principles.

            13.4 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

            13.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

            13.6 The Corporation is hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of the Trust and agrees that the obligations assumed by the Acquired Fund pursuant to this Agreement shall be limited in any case to the Acquired Fund and its assets and the Acquiring Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquired Fund, the Trustees, officers, employees, or agents of the Trust or any of them.

      IN WITNESS WHEREOF, each of the Acquired Fund and the Acquiring Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

                              Acquired Fund:

Attest: FEDERATED INVESTMENT TRUST, ON BEHALF OF ITS PORTFOLIO, FEDERATED BOND INDEX FUND

                              By:

                     Secretary      Name:

                                    Title:




                                 Acquiring Fund:

                                 FEDERATED  TOTAL  RETURN  SERIES,   INC.,  ON
                                 BEHALF OF ITS PORTFOLIO, FEDERATED TOTAL RETURN BOND FUND

Attest:                          By:



                     Secretary











                       STATEMENT OF ADDITIONAL INFORMATION



                          Acquisition of the assets of

                           FEDERATED BOND INDEX FUND,
                    a portfolio of Federated Investment Trust

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400

 By and in exchange for Institutional Shares and Institutional Service Shares of

                        FEDERATED TOTAL RETURN BOND FUND
               a portfolio of Federated Total Return Series, Inc.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400


      This Statement of Additional Information dated _______________, 1998 is not a prospectus. A Prospectus/Proxy Statement dated ________________, 1998, related to the above-referenced matter may be obtained from Federated Total Return Series, Inc. , on behalf of its portfolio, Federated Total Return Bond Fund, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. this Statement should be read in conjunction with the Prospectus/Proxy Statement.

                                TABLE OF CONTENTS

1. Statement of Additional Information of Federated Bond Index Fund, a portfolio of Federated Investment Trust, dated September 30, 1997.

2. Statement of Additional Information of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated November 30, 1997.

3. Financial Statements of Federated Bond Index Fund, a portfolio of Federated Investment Trust, dated May 31, 1997.

     4. Financial Statements of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc. dated September 30, 1997.

5. Unaudited Financial Statements of Federated Bond Index Fund, a portfolio of Federated Investment Trust, dated November 30, 1997.

6. Unaudited Financial Statements of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated March 31, 1998.

7.    Information Incorporated By Reference

8.    Pro Forma Financial Statements

                      INFORMATION INCORPORATED BY REFERENCE

     The Statement of Additional Information of Federated Total Return Bond Fund (the "Portfolio"), a portfolio of Federated Total Return Series, Inc. (the "Corporation"), is incorporated by reference to the Corporation's Post-Effective Amendment No.13 to its Registration Statement on Form N-1A (File No. 33-50773) which was filed with the Securities and Exchange Commission on November 26, 1997. A copy may be obtained from the Corporation at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Telephone Number:
1-800-341-7400.

     The Statement of Additional Information of Federated Bond Index Fund (the "Fund"), a portfolio of Federated Investment Trust. (the "Trust"), is incorporated by reference to the Trust's Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A (File No. 33-00053) which was filed with the Securities and Exchange Commission on September 26, 1997.

      The audited financial statements of the Portfolio dated September 30, 1997, are incorporated by reference to the Portfolio's Prospectus filed with Post-Effective Amendment No. 13 to the Corporation's Registration Statement on Form N-1A (File No. 33-50773) which was filed with the Securities and Exchange Commission on November 26, 1997.

      The audited financial statements of the Fund dated May 31, 1997, are incorporated by reference to the Fund's Annual Report which was filed with the Securities and Exchange Commission pursuant to Section 30(b)2 of the Investment company Act of 1940, as amended, on July 30, 1997.

      The unaudited financial statements of the Fund dated November 30, 1997, are incorporated by reference to the Fund's Semi-Annual Report which was filed with the Securities and Exchange Commission pursuant to Section 30(b)2 of the Investment company Act of 1940, as amended, on January 28, 1998.

      The unaudited financial statements of the Portfolio dated March 31, 1998, are incorporated by reference to the Portfolio's Semi-Annual Report which was filed with the Securities and Exchange Commission pursuant to Section 30(b)2 of the Investment company Act of 1940, as amended, on May 29, 1998.

                        FEDERATED TOTAL RETURN BOND FUND
                            FEDERATED BOND INDEX FUND
                         INTRODUCTION TO PROPOSED MERGER


The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities reflects the accounts of the Portfolio and the Fund at March 31, 1998. This statement has been derived from the books and records utilized in calculating the daily net asset value at March 31, 1998. The accompanying unaudited Pro Forma Combining Statement of Operations reflects the accounts of the Portfolio and the Fund for the six months ended March 31, 1998.

The Fund is a spoke fund to a hub portfolio, Federated Bond Index Portfolio, wherein it invests all of its investable assets into Federated Bond Index Portfolio. As of the close of business on March 31, 1998, the Fund comprised of the only spoke fund to the Federated Bond Index Portfolio. In consideration of this, the Board of Trustees of the Trust has approved withdrawing the assets from the hub portfolio provided the shareholders of the Fund approve the reorganization. Consequently, a Pro Forma Combining Portfolio of Investments is not reflected with the accompanying statements.

The Pro Forma statements give effect to the proposed transfer of assets from the Fund in exchange for Institutional Shares and Institutional Service Shares of the Portfolio.


                                          Federated Total Return Bond Fund
                                             Federated Bond Index Fund
                                 Pro Forma Combining Statement of Assets and Liabilities
                                                     (unaudited)

                                                   March 31, 1998
-------------------------------------------------------------------------------------------
                               Federated     Federated
                                 Total
                              Return Bond    Bond         Pro Forma           Pro Forma
                                               Index
                                 Fund           Fund     Adjustment           Combined
                              ------------   ----------  ------------       --------------
ASSETS:
----------------------------
Investments in securities,  $  47,006,102  $ 52,251,746          ---      $    99,257,848
at value
----------------------------
Cash                                3,468          ---           ---                3,468
----------------------------
Income receivable                 666,898    3,165,895           ---            3,832,793
----------------------------
Receivable for investments      1,306,181          ---           ---            1,306,181
sold
----------------------------
Receivable for shares sold         85,184      109,315           ---              194,499
----------------------------
Prepaid expenses                   18,383      386,103           ---              404,486
----------------------------
Deferred organizational             8,551       33,751      (33,751) (a)            8,551
costs
----------------------------  ------------   ----------  ------------       --------------
     Total assets              49,094,767    55,946,810     (33,751)          105,007,826
----------------------------
LIABILITIES:
----------------------------
Payable for investments         3,390,225          ---           ---            3,390,225
purchased
----------------------------
Income distribution payable       213,170      264,077           ---              477,247
----------------------------
Accrued expenses                      ---      119,908           ---              119,908
----------------------------  ------------   ----------                     --------------
                                                         ------------
     Total liabilities          3,603,395      383,985           ---            3,987,380
----------------------------
                              ------------   ----------  ------------       --------------
NET ASSETS                  $  45,491,372  $ 55,562,825     (33,751)      $   101,020,446
----------------------------  ------------   ----------  ------------       --------------
NET ASSETS CONSISTS OF:
----------------------------
Paid in capital             $  44,964,723  $ 54,586,767          ---           99,551,490
----------------------------
Net unrealized                    561,431      605,878           ---            1,167,309
appreciation of
investments
----------------------------
Accumulated net realized
gain (loss) on investments       (34,782)      370,180           ---              335,398
----------------------------
Distributions in excess of            ---          ---      (33,751) (a)         (33,751)
net investment income
----------------------------  ------------   ----------  ------------       --------------
     Total Net Assets       $  45,491,372  $ 55,562,825     (33,751)      $   101,020,446
----------------------------  ------------   ----------  ------------       --------------
NET ASSETS:
----------------------------
Institutional Shares        $  36,435,875  $ 33,691,189$    (20,465) (a)       70,106,599
                                                                          $
----------------------------                                                --------------
                              ------------   ----------  ------------
Institutional Service       $   9,055,497  $ 21,871,636$    (13,286) (a)       30,913,847
Shares                                                                    $
----------------------------  ------------   ----------  ------------       --------------
SHARES OUTSTANDING:
----------------------------
Institutional Shares            3,481,352    4,646,375   (1,429,226) (b)        6,698,501
----------------------------
                              ------------   ----------  ------------       --------------
Institutional Service             865,212    3,016,503     (928,036) (c)        2,953,679
Shares
----------------------------  ------------   ----------  ------------       --------------
Net Asset Value, Offering
Price, and Redemption
Proceeds Per Share:
----------------------------
Institutional Shares        $       10.47  $      7.25 $         ---      $         10.47
----------------------------  ------------                                  --------------
                                             ----------  ------------
Institutional Service       $       10.47  $      7.25 $         ---      $         10.47
Shares
----------------------------
                              ------------   ----------  ------------       --------------
Investments in securities,  $  46,444,671  $ 51,645,868$         ---      $    98,090,539
at cost
----------------------------  ------------   ----------  ------------       --------------



(a) Adjustment to reflect the write off of the remaining deferred organizational costs of Federated Bond Index Fund. (b) Adjustment to reflect share balance as a result of the combination, based on an exchange ratio of 0.692399774. (c) Adjustment to reflect share balance as a result of the combination, based on an exchange ratio of 0.692347065.

(See Notes to Pro Forma Financial Statements)



                                         Federated Total Return Bond Fund
                                            Federated Bond Index Fund
                             Pro Forma Combining Statement of Operations (unaudited)

                                     For the Six Months Ended March 31, 1998


                                                           Federated       Federated
                                                         Total Return         Bond
                                                             Bond            Index         Pro Forma    Pro Forma
                                                             Fund             Fund         Adjustments  Combined
                                                         --------------    -----------     ----------   -----------

INVESTMENT
INCOME:
----------------------------------------------------
Dividends                                                       $8,154                                      $8,154
                                                                               $ ----            $ ----
----------------------------------------------------
Interest                                                       998,187      1,347,385                    2,345,572
                                                                                                ----
----------------------------------------------------     --------------    -----------                  -----------
Total Investment                                            $1,006,341     $1,347,385                   $2,353,726
Income
----------------------------------------------------

----------------------------------------------------
EXPENSES:
----------------------------------------------------
Investment                                                      61,731                        86,371 (a)   148,102
advisory  fee                                                                    ----
----------------------------------------------------
Administrative personnel                                        77,288         45,000       (45,000) (b)    77,288
and services fee
----------------------------------------------------
Custodian fees                                                   1,636                         1,790 (c)     3,426
                                                                                 ----
----------------------------------------------------
Transfer and dividend disbursing agent                          18,751         21,377       (15,378) (d)    24,750
fees and expenses
----------------------------------------------------
Directors'/Trustees'                                             4,383          5,231        (2,114) (e)     7,500
fees
----------------------------------------------------
Auditing                                                                        3,240          2,260 (f)     5,500
fees                                                              ----
----------------------------------------------------
Legal                                                            3,333          1,741        (3,074) (g)     2,000
fees
----------------------------------------------------
Portfolio                                                       29,014         25,486       (23,200) (h)    31,300
accounting fees
----------------------------------------------------
Distribution services fee -                                      7,498                        19,158 (i)    26,656
Institutional Service Shares                                                     ----
----------------------------------------------------
Shareholder services fee -                                       7,498         19,714          (556) (j)    26,656
Institutional Service Shares
----------------------------------------------------
Share                                                           13,658         10,266          8,168 (k)    32,092
registration
costs
----------------------------------------------------
Printing and                                                     4,167          9,321        (2,488) (l)    11,000
postage
----------------------------------------------------
Insurance                                                        1,250         $1,376        (1,026) (m)     1,600
premiums
----------------------------------------------------
Organizational                                                     ---            ---         33,751 (n)    33,751
costs
----------------------------------------------------
Miscellaneous                                                    3,446          8,621        (7,967) (o)     4,100
----------------------------------------------------     --------------    -----------     ----------   -----------
     Total                                                     233,653        151,373         50,695       435,721
expenses
----------------------------------------------------     --------------    -----------     ----------   -----------
Waivers and
reimbursements--
----------------------------------------------------
   Waiver of investment                                       (61,731)                      (86,371)     (148,102)
advisory fee                                                                     ----
----------------------------------------------------
   Waiver of distribution services                             (5,998)                      (15,327)      (21,325)
fee--Institutional Service Shares                                                ----
----------------------------------------------------
   Reimbursement of other                                    (116,571)        112,973       (65,739)      (69,337)
operating expenses
----------------------------------------------------     --------------    -----------     ----------   -----------
   Total waivers and                                         (184,300)        112,973      (167,437) (p) (238,764)
reimbursements
----------------------------------------------------     --------------    -----------     ----------   -----------
     Net expenses                                               49,353        264,346      (116,742)       196,957
----------------------------------------------------     --------------    -----------     ----------   -----------
          Net                                                  956,988      1,083,039        116,742     2,156,769
investment income
----------------------------------------------------     --------------    -----------     ----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
----------------------------------------------------
Net realized gain on                                            37,791        359,735           ----       397,526
investments
----------------------------------------------------
Net change in unrealized                                       295,195        156,765           ----       451,960
appreciation of investments
----------------------------------------------------     --------------    -----------                  -----------
     Net realized and unrealized                               332,986        516,500           ----       849,486
gain (loss) on investments
----------------------------------------------------     --------------    -----------     ----------   -----------
          Change in net assets                              $1,289,974     $1,599,539       $116,742    $3,006,255
resulting from operations
----------------------------------------------------     --------------    -----------     ----------   -----------


(See Legend on following
page)

(See Notes to Pro Forma Financial
Statements)



                        Federated Total Return Bond Fund
                            Federated Bond Index Fund
                   Pro Forma Combining Statement of Operations
                     For the Six Months Ended March 31, 1998
                                   (unaudited)

(a) Federated Management, Federated Total Return Bond Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the average daily net assets of Federated Total Return Bond Fund. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. The adjustment is to reflect the increase in advisory fees as a result of the merger.

(b) Federated Services Company ("FServ") provides the Funds with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The fee structure is tiered. The increase in net assets brought reductions in the annual fee percentage incurred.

(c) State Street Bank and Trust Company is the custodian for the securities and cash of the Funds. The custodian fee is based on a percentage of assets, plus out-of-pocket expenses.

(d) FServ serves as transfer and dividend disbursing agent for the Funds. The fee is based on the size, type, and number of accounts and transactions made by shareholders. The savings result from maintaining only one Fund at FServ.

(e)  Adjustment to reflect the Directors/Trustees fees for one Fund.

(f)  Adjustment to reflect the audit fee as a result of the merger.

(g) Pro forma combined legal fees are adjusted to include legal retainers, plus estimated out-of-pocket charges, for one portfolio only.

(h) FServ maintains each Funds' accounting records. The fee is based on the level of each Funds' average daily net assets for the period, plus out-of-pocket expenses. The savings results from maintaining only one Fund at FServ.

(i) Federated Total Return Bond Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of Federated Total Return Bond Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

(j) Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS can modify or terminate this limitation at any time at its sole discretion. Currently, Federated Total Return Bond Fund is not accruing Shareholder Services Fees for Institutional Shares.

(k) Adjustment to reflect the anticipated increase in registration costs as a result of the merger.

(l) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into a single portfolio.

(m) Adjustment to reflect the decrease in insurance fees as a result of the merger.

(n) Adjustment to reflect the write off of the remaining deferred organizational costs of Federated Bond Index Fund.

(o) Adjustment to reflect the decrease in miscellaneous expenses due to the elimination of one portfolio.

(p) Adjustment to reflect the net reduction in waivers and reimbursements due to a decline in expenses following the merger.

                        Federated Total Return Bond Fund
                            Federated Bond Index Fund
               Notes to Pro Forma Financial Statements (unaudited)

1.    Basis of Combination

      The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities reflects the accounts of the Portfolio and the Fund as of March 31, 1998 . These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 1998. The Statement of Operations reflects the accounts of the Portfolio and the Fund for the six months ending March 31, 1998.

      The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Portfolio and the Fund which are incorporated by reference in their respective Statements of Additional Information. The Portfolio and the Fund follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each.

      The Pro Forma Financial Statements give effect to the proposed transfer of the assets of the Fund in exchange for Institutional Shares and Institutional Service Shares of the Portfolio. Under generally accepted accounting principles, the Portfolio will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

      The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

      For the six months ended March 31, 1998, the Portfolio paid an investment advisory fee computed at the annual rate of 0.40% of the Portfolio's average daily net assets. The adviser may voluntarily choose to waive a portion of the fees and reimburse certain operating expenses of the Portfolio.

      The Fund pays no advisory fees.

2.    Shares of Beneficial Interest

      The Pro Forma net asset value per share assumes the issuance of 3,219,104 and 2,089,736 shares of the Portfolio's Institutional Shares and Institutional Service Shares, respectively, in exchange for 4,646,375 and 3,016,503 shares of the Fund's Institutional Shares and Institutional Service Shares, respectively, which would have been issued at March 31, 1998, in connection with the proposed reorganization.




Cusip 313909103
G0   ( /98)







FEDERATED SHAREHOLDER SERVICES COMPANY
P.O. Box 8600
Boston, Massachusetts 02266-8600

                           Federated Investment Trust
                            Federated Bond Index Fund
                         Special Meeting of Shareholders
                               September 21, 1998
KNOW ALL PERSONS BY THESE RESENTS that the undersigned shareholder of FEDERATED BOND INDEX FUND, a portfolio of Federated Investment Trust, hereby appoints Anthony R. Bosch, Patricia F. Conner, Marie M. Hamm, Suzanne W. Land, and Ann M. Scanlon, or any of them, true and lawful attorneys, with power of substitution of each, to vote all shares of FEDERATED BOND INDEX FUND, a portfolio of Federated Investment Trust, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on September 21, 1998, at Federated Investors Tower, 1001 Liberty Avenue, Nineteenth Floor, Pittsburgh, Pennsylvania 15222-3779, at 2:00 p.m., and any adjournment thereof.

Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The attorneys named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF THIS PROXY IS RETURNED AND NO CHOICE IS INDICATED AS TO THE MATTER, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THE MATTER PRESENTED.

PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED ENVELOPE AND RETAIN THE TOP PORTION.

     TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK KEEP THIS PORTION FOR YOUR RECORDS

                            FEDERATED INVESTMENT FUND

   Approval of a proposed Agreement and Plan of Reorganization between Federated Investment Trust, on behalf of the Fund, and Federated Total Return Series, Inc. (the "Corporation"), on behalf of its portfolio, Federated Total Return Bond Fund (the "Portfolio"), whereby the Corporation would acquire all of the assets of the Fund in exchange for Institutional Shares and Institutional Service Shares of the Portfolio to be distributed PRO RATA by the Fund to the respective holders of Institutional Shares and Institutional Service Shares of the Fund, in complete liquidation of the Fund.

                        FOR               [  ]
                        AGAINST           [  ]
                        ABSTAIN           [  ]

   Please sign exactly as your name(s) appears on the books of the Trust. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.






PART C.    OTHER INFORMATION.

Item 15 Indemnification is provided to Officers and Directors of the Registrant pursuant to Article Eighth of the Articles of Incorporation. The Investment Advisory Contract between the Registrant and Federated Management (the "Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.
Registrant's Directors and Officers are covered by an Errors and Omissions
Policy.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, Officers, or controlling persons of the Registrant in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

      Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the Investment Company Act of 1940, as amended, for Directors, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made:
(i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant, or (ii) by independent legal counsel for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16     Exhibits.
                 1.1     Conformed copy of Articles of Incorporation;
                 1.2 Conformed copy of Articles of Amendment of Articles of Incorporation; (2)
                 2.      Copy of By-Laws; (1)
                 3.      Not Applicable;
                 4. Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus*
                 5.      Copy of Specimen Certificate for Shares of   Capital
                         Stock of the Registrant; (10)
                 6.1 Copy of Investment Advisory Contract and conformed copies of Exhibits A and B of Investment Advisory Contract; (7)
                 6.2 Conformed copies of Exhibits D and E of Investment Advisory Contract; (11)
                 7. Copy of Distributor's Contract and Conformed copies of Exhibits A, B, C, and D to Distributor's Contract; (4)
                 7.1 Copy of Distributor's Contract and Conformed copies of Exhibits E and F to Distributor's Contract; (10)
                 7.2 Conformed copies of Exhibits G and H to Distributor's Contract; (11)
                 7.3 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
                         Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24 (b) (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269);
                 8.      Not Applicable;
                 9.1 Conformed copy of the Custodian Agreement of the Registrant; (4)
                 9.2 Conformed Copy of Fee Schedule to the Custodian Agreement of the Registrant; (13)
-------------------------------------------------
+     All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 25, 1993. (File Nos. 33-50773 and 811-7115)

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115)

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 6, 1995. (File Nos. 33-50773 and 811-7115)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos. 33-50773 and 811-7115)

                 9.3 Conformed copy of Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement Agreement of the Registrant; (13)
                 9.4     Conformed copy of Administrative Services Agreement;(4)
                 9.5 The responses described in Item 24(b)(6) are hereby incorporated by reference;
                 9.6 Conformed Copy of Amended and Restated Shareholder Services Agreement of the Registrant; (13)
                 10.     Conformed copy of Distribution Plan including
                         Exhibits A and B; (11) 10.1 Conformed copy of
                         Exhibits C to Distribution Plan; (10) 10.2 Conformed copy of Exhibit D and E to Distribution Plan; (11)
                         10.3 The responses described in Item 24(b)(6) are hereby incorporated by reference;
                 11. Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (15)
                 12. Conformed Copy of Tax Opinion of Dickstein Shapiro Morin & Oshinsky LLP (To be filed by amendment);
                 13.     Not Applicable
                 14.     Conformed copy of Consent of Independent Auditors;(15)
                 15.     Not Applicable
                 16.1    Conformed copy of Power of Attorney; (14)
                 16.2    Conformed copy of Limited Power of Attorney;  (10)
                 17.     Form of Proxy.*
--------------------------------------------------
 +    All exhibits have been filed electronically.

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)

(3) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed January 13, 1994. (File Nos. 33-50773 and 811-7115)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed May 28, 1997. (File Nos. 33-50773 and 811-7115)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos. 33-50773 and 811-7115)

(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed April 30, 1998. (File Nos. 33-50773 and 811-7115)

(15) Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed June 25, 1998.

Item 17.    Undertakings:

            The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c( of the Securities Act of f1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            The undersigned Registrant agrees that every prospectus filed under the above paragraph will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be the initial BONA FIDE offering of them.

                                   SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED TOTAL RETURN SERIES, INC. certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of July, 1998.

                       FEDERATED TOTAL RETURN SERIES, INC.
                  BY: /s/ Anthony R. Bosch
                  Anthony R. Bosch, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  July 22, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Anthony R. Bosch          Attorney In Fact            July 22, 199
        Anthony R. Bosch          For the Persons
    ASSISTANT SECRETARY           Listed Below


    NAME                            TITLE
John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

J. Christopher Donahue*           Executive Vice President
                                  and Director

Edward C. Gonzales                Executive Vice President

John W. McGonigle*                Executive Vice President,
                                  Treasurer and Secretary (Principal
                                  Financial and Accounting Officer)

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

William J. Copeland*              Director

James E. Dowd*                    Director

Lawrence D. Ellis, M.D.*          Director

Edward L. Flaherty, Jr.*          Director

Peter E. Madden*                  Director

John E. Murray, Jr.*              Director

Wesley W. Posvar*                 Director

Marjorie P. Smuts*                Director

* By Power of Attorney